Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 2,864,372	$ 2,839,369	$ 347,896
Prepayments and receivables	710,934	796,846	166,073
Investment in securities	2,165,237	4,030,559	540,814
Total current assets	5,740,543	7,666,774	1,054,783
Non-current assets
Deposits	0	0	24,977
Mineral properties	7,910,012	4,834,615	7,840,981
Total non-current assets	7,910,012	4,834,615	7,865,958
Total assets	13,650,555	12,501,389	8,920,741
Current liabilities
Accounts payable and accrued liabilities	49,350	50,894	198,422
Warrant liability	0	1,832,191	857,250
Total current liabilities	49,350	1,883,085	1,055,672
Note payable to related parties	0	0	148,623
Total liabilities	49,350	1,883,085	1,204,295
Shareholders' equity
Share capital	31,038,350	25,172,222	22,204,510
Reserves	751,293	812,585	568,124
Cumulative translation adjustment	0	(430,033)	(308,667)
Deficit	(18,188,438)	(14,936,470)	(14,747,521)
Total shareholders' equity	13,601,205	10,618,304	7,716,446
Total liabilities and shareholders' equity	$ 13,650,555	$ 12,501,389	$ 8,920,741